Equity (Details) - Schedule of Issuance of Equity Warrants to Investors and Associate	6 Months Ended
Jun. 30, 2024 $ / shares shares
September 13, 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants/ options | shares	7,860,861
Exercise price | $ / shares	$ 2
Exercise ratio	Each warrant is exercisable into 1 Ordinary Share
Expiration date	5 years following the issuance date
Notes	Registered for trading
September 15, 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants/ options | shares	187,500
Exercise price | $ / shares	$ 5.31
Exercise ratio	Each warrant is exercisable into 1 Ordinary Share
Expiration date	5 years following the issuance date
Notes	Owned by underwriter
September 15, 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants/ options | shares	23,640
Exercise price | $ / shares	$ 4.23
Exercise ratio	Each warrant is exercisable into 1 Ordinary Share
Expiration date	10 years following the issuance date
Notes	Owned by the legal advisor